American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Equity Market Neutral Fund
September 30, 2019

AC Alternatives Equity Market Neutral - Schedule of Investments
SEPTEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.1%
Aerospace and Defense — 2.0%
Curtiss-Wright Corp.	4,230	547,235
L3Harris Technologies, Inc.	512	106,824
Mercury Systems, Inc.(1)(2)	6,560	532,475
		1,186,534
Air Freight and Logistics — 0.4%
CH Robinson Worldwide, Inc.	2,998	254,170
Auto Components — 0.9%
Adient plc(2)	10,544	242,090
Gentex Corp.	11,332	312,027
		554,117
Automobiles — 0.2%
Peugeot SA	3,957	98,830
Banks — 6.9%
Bank of America Corp.(1)	14,901	434,662
CIT Group, Inc.	722	32,714
Comerica, Inc.(1)	7,527	496,707
East West Bancorp, Inc.	6,614	292,934
First Citizens BancShares, Inc., Class A(1)	1,010	476,265
Huntington Bancshares, Inc.	12,943	184,697
JPMorgan Chase & Co.(1)	4,732	556,909
Popular, Inc.	8,532	461,411
SVB Financial Group(2)	2,330	486,853
Wells Fargo & Co.	9,952	501,979
Zions Bancorp N.A.	3,457	153,906
		4,079,037
Beverages — 1.4%
Coca-Cola Co. (The)	7,816	425,503
PepsiCo, Inc.	2,675	366,743
		792,246
Biotechnology — 2.1%
AbbVie, Inc.	1,858	140,688
Alexion Pharmaceuticals, Inc.(2)	1,353	132,513
Amgen, Inc.	811	156,937
Biogen, Inc.(2)	676	157,386
Celgene Corp.(2)	1,569	155,802
Genomic Health, Inc.(2)	2,383	161,615
Halozyme Therapeutics, Inc.(2)	10,138	157,240
Incyte Corp.(2)	1,926	142,967
		1,205,148
Building Products — 0.7%
Masco Corp.(1)	10,502	437,723
Capital Markets — 2.4%
Artisan Partners Asset Management, Inc., Class A	17,843	503,887

Evercore, Inc., Class A(1)	5,883	471,228
MSCI, Inc.	1,948	424,177
		1,399,292
Chemicals — 2.0%
CF Industries Holdings, Inc.	5,493	270,256
NewMarket Corp.	572	270,035
NOF Corp.	5,200	172,356
Valvoline, Inc.	20,468	450,910
		1,163,557
Commercial Services and Supplies — 2.9%
Cimpress NV(2)	1,347	177,589
Clean Harbors, Inc.(1)(2)	6,959	537,235
Deluxe Corp.	3,332	163,801
Republic Services, Inc.	514	44,487
Tetra Tech, Inc.	5,161	447,768
UniFirst Corp.	1,752	341,850
		1,712,730
Communications Equipment — 1.4%
Ciena Corp.(2)	8,877	348,245
Cisco Systems, Inc.	8,195	404,915
Viavi Solutions, Inc.(2)	6,462	90,500
		843,660
Construction and Engineering — 1.6%
EMCOR Group, Inc.(1)	5,803	499,754
MasTec, Inc.(2)	7,059	458,341
		958,095
Consumer Finance — 2.6%
American Express Co.	2,392	282,926
Discover Financial Services(1)	6,615	536,410
OneMain Holdings, Inc.	6,854	251,405
Synchrony Financial(1)	13,050	444,874
		1,515,615
Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	8,165	492,839
Electric Utilities — 2.4%
Contact Energy Ltd.	86,494	461,690
IDACORP, Inc.	4,127	464,989
NextEra Energy, Inc.	2,042	475,766
		1,402,445
Electrical Equipment — 0.6%
Acuity Brands, Inc.	2,235	301,255
Rockwell Automation, Inc.	436	71,853
		373,108
Electronic Equipment, Instruments and Components — 2.1%
CDW Corp.	1,718	211,726
Keysight Technologies, Inc.(1)(2)	5,343	519,607
National Instruments Corp.(1)	12,070	506,819
		1,238,152

Entertainment — 2.5%
Activision Blizzard, Inc.	8,688	459,769
Electronic Arts, Inc.(1)(2)	5,394	527,641
Take-Two Interactive Software, Inc.(2)	3,815	478,172
		1,465,582
Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexander & Baldwin, Inc.	20,053	491,499
American Homes 4 Rent, Class A	3,062	79,275
Outfront Media, Inc.(1)	16,518	458,870
SBA Communications Corp.	1,489	359,072
Sunstone Hotel Investors, Inc.	10,894	149,684
Weingarten Realty Investors	3,325	96,857
		1,635,257
Food and Staples Retailing — 0.8%
Performance Food Group Co.(1)(2)	10,811	497,414
Food Products — 2.7%
a2 Milk Co. Ltd.(2)	7,945	66,003
Campbell Soup Co.	7,340	344,393
General Mills, Inc.	9,078	500,379
Hershey Co. (The)	3,067	475,354
Tootsie Roll Industries, Inc.	4,834	179,535
		1,565,664
Gas Utilities — 0.8%
Italgas SpA	68,674	443,645
Health Care Equipment and Supplies — 3.1%
Hologic, Inc.(2)	10,103	510,100
Hoya Corp.	2,500	204,092
Integer Holdings Corp.(1)(2)	6,801	513,884
NuVasive, Inc.(1)(2)	6,442	408,294
Stryker Corp.	738	159,629
		1,795,999
Health Care Providers and Services — 0.9%
Amedisys, Inc.(1)(2)	4,138	542,119
Health Care Technology — 1.4%
Omnicell, Inc.(2)	4,321	312,279
Pro Medicus Ltd.	5,224	98,357
Veeva Systems, Inc., Class A(2)	2,824	431,197
		841,833
Hotels, Restaurants and Leisure — 2.1%
Chipotle Mexican Grill, Inc.(2)	247	207,596
Darden Restaurants, Inc.	3,303	390,481
Starbucks Corp.	4,109	363,318
Texas Roadhouse, Inc.	5,525	290,173
		1,251,568
Household Durables — 1.1%
Sony Corp.	3,400	199,786
TomTom NV(2)	38,321	430,534
		630,320

Independent Power and Renewable Electricity Producers — 1.7%
Meridian Energy Ltd.	136,107	443,265
NRG Energy, Inc.(1)	13,690	542,124
		985,389
Insurance — 3.5%
Arch Capital Group Ltd.(2)	5,731	240,587
Mercury General Corp.	8,732	487,944
National General Holdings Corp.	19,887	457,799
Progressive Corp. (The)(1)	5,451	421,090
Unipol Gruppo SpA	78,935	420,771
		2,028,191
Interactive Media and Services — 1.5%
Alphabet, Inc., Class A(2)	378	461,591
Snap, Inc., Class A(2)	25,951	410,026
		871,617
Internet and Direct Marketing Retail — 1.5%
Amazon.com, Inc.(2)	240	416,619
eBay, Inc.(1)	11,437	445,814
		862,433
IT Services — 2.6%
Akamai Technologies, Inc.(2)	4,872	445,203
Amdocs Ltd.	5,093	336,698
Mastercard, Inc., Class A	1,525	414,144
PayPal Holdings, Inc.(2)	2,718	281,558
Square, Inc., Class A(2)	500	30,975
		1,508,578
Life Sciences Tools and Services — 1.5%
Agilent Technologies, Inc.	1,597	122,378
Bio-Rad Laboratories, Inc., Class A(2)	363	120,785
Bruker Corp.	9,349	410,702
Illumina, Inc.(2)	674	205,044
		858,909
Machinery — 2.8%
Allison Transmission Holdings, Inc.	10,894	512,563
Amada Holdings Co. Ltd.	33,500	363,631
Kardex AG	1,314	181,371
Snap-on, Inc.(1)	3,372	527,853
Watts Water Technologies, Inc., Class A	865	81,076
		1,666,494
Media — 1.1%
Metropole Television SA	12,208	200,331
Telenet Group Holding NV	9,312	439,556
		639,887
Metals and Mining — 3.8%
Anglo American plc	16,303	375,580
Evolution Mining Ltd.	31,438	95,440
Evraz plc	34,801	200,249
Fortescue Metals Group Ltd.	55,576	333,312
Independence Group NL	91,442	398,105

Royal Gold, Inc.	3,324	409,550
Steel Dynamics, Inc.	14,378	428,464
		2,240,700
Multi-Utilities — 0.8%
AGL Energy Ltd.	6,247	80,733
RWE AG	12,588	393,869
		474,602
Oil, Gas and Consumable Fuels — 4.2%
Aker BP ASA(1)	15,621	416,260
Cabot Oil & Gas Corp.	12,391	217,710
CVR Energy, Inc.(1)	8,515	374,915
Gaztransport Et Technigaz SA(1)	5,563	551,314
HollyFrontier Corp.	9,546	512,047
Lundin Petroleum AB	12,232	365,918
		2,438,164
Pharmaceuticals — 1.6%
Astellas Pharma, Inc.	11,400	162,924
Horizon Therapeutics plc(2)	6,384	173,836
Jazz Pharmaceuticals plc(2)	1,157	148,258
Roche Holding AG	554	161,560
Sawai Pharmaceutical Co. Ltd.	2,700	139,436
Shionogi & Co. Ltd.	2,600	145,057
		931,071
Professional Services — 2.5%
Akka Technologies	785	54,065
CoStar Group, Inc.(1)(2)	872	517,270
Persol Holdings Co. Ltd.	22,200	422,577
Verisk Analytics, Inc.	2,928	463,034
		1,456,946
Semiconductors and Semiconductor Equipment — 3.7%
Cirrus Logic, Inc.(1)(2)	8,715	466,950
Dialog Semiconductor plc(1)(2)	9,972	472,435
Intel Corp.	7,796	401,728
Qorvo, Inc.(1)(2)	6,542	485,024
Semtech Corp.(2)	5,002	243,147
Universal Display Corp.	720	120,888
		2,190,172
Software — 4.3%
Cadence Design Systems, Inc.(1)(2)	6,668	440,621
CommVault Systems, Inc.(2)	2,151	96,171
Cornerstone OnDemand, Inc.(2)	4,912	269,276
Fair Isaac Corp.(2)	657	199,413
LogMeIn, Inc.	6,197	439,739
Oracle Corp. (New York)	2,739	150,727
Proofpoint, Inc.(2)	3,094	399,281
Symantec Corp.(1)	22,427	529,950
		2,525,178
Specialty Retail — 2.7%
AutoZone, Inc.(2)	472	511,941

Dunelm Group plc	42,429	437,315
JB Hi-Fi Ltd.	1,680	38,595
Lithia Motors, Inc., Class A	525	69,499
Murphy USA, Inc.(1)(2)	6,520	556,156
		1,613,506
Technology Hardware, Storage and Peripherals — 0.2%
Brother Industries Ltd.	3,200	58,402
Logitech International SA	1,234	50,123
		108,525
Textiles, Apparel and Luxury Goods — 0.5%
NIKE, Inc., Class B	3,349	314,538
Thrifts and Mortgage Finance — 1.0%
Essent Group Ltd.(1)	8,876	423,119
Radian Group, Inc.	7,276	166,184
		589,303
Trading Companies and Distributors — 0.8%
HD Supply Holdings, Inc.(2)	11,420	447,379
Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co.	2,986	94,865
TOTAL COMMON STOCKS (Cost $51,110,325)		55,223,146
TEMPORARY CASH INVESTMENTS — 4.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $1,996,607), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $1,956,901)		1,956,803
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $332,700), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $322,008)		322,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	89,819	89,819
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,368,622)		2,368,622
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 98.1% (Cost $53,478,947)		57,591,768
COMMON STOCKS SOLD SHORT — (93.5)%
Aerospace and Defense — (1.0)%
Arconic, Inc.	(1,954)	(50,804)
BWX Technologies, Inc.	(9,495)	(543,209)
		(594,013)
Air Freight and Logistics — (0.4)%
FedEx Corp.	(1,590)	(231,456)
Airlines — (0.9)%
American Airlines Group, Inc.	(2,268)	(61,168)
easyJet plc	(33,405)	(472,259)
		(533,427)
Auto Components — (0.7)%
Dorman Products, Inc.	(3,502)	(278,549)
Visteon Corp.	(1,788)	(147,582)
		(426,131)
Banks — (6.4)%
Atlantic Union Bankshares Corp.	(13,048)	(485,973)
BancorpSouth Bank	(4,394)	(130,106)
BOK Financial Corp.	(2,865)	(226,765)
Cadence BanCorp	(4,193)	(73,545)

First Financial Bancorp	(22,880)	(559,988)
Fulton Financial Corp.	(31,961)	(517,129)
Independent Bank Corp.	(4,261)	(318,084)
Old National Bancorp	(24,820)	(427,028)
Pinnacle Financial Partners, Inc.	(8,989)	(510,126)
United Bankshares, Inc.	(13,750)	(520,712)
		(3,769,456)
Beverages — (0.7)%
Brown-Forman Corp., Class B	(6,946)	(436,070)
Biotechnology — (1.4)%
Bluebird Bio, Inc.	(1,060)	(97,329)
Exact Sciences Corp.	(1,107)	(100,040)
Immunomedics, Inc.	(10,348)	(137,215)
Madrigal Pharmaceuticals, Inc.	(1,260)	(108,637)
Medicines Co. (The)	(3,693)	(184,650)
Sage Therapeutics, Inc.	(942)	(132,153)
Sarepta Therapeutics, Inc.	(1,138)	(85,714)
		(845,738)
Capital Markets — (3.6)%
Ares Management Corp., Class A	(17,340)	(464,885)
Bank of New York Mellon Corp. (The)	(2,721)	(123,016)
Brookfield Asset Management, Inc., Class A	(5,736)	(304,524)
CME Group, Inc.	(2,443)	(516,304)
Goldman Sachs Group, Inc. (The)	(1,573)	(325,973)
KKR & Co., Inc., Class A	(14,816)	(397,810)
		(2,132,512)
Chemicals — (2.6)%
International Flavors & Fragrances, Inc.	(3,163)	(388,068)
Johnson Matthey plc	(3,448)	(129,719)
Linde plc	(2,903)	(562,369)
Umicore SA	(11,789)	(445,439)
		(1,525,595)
Commercial Services and Supplies — (1.0)%
Healthcare Services Group, Inc.	(1,707)	(41,463)
Stericycle, Inc.	(10,539)	(536,751)
		(578,214)
Construction and Engineering — (2.5)%
Fluor Corp.	(2,319)	(44,362)
Granite Construction, Inc.	(15,069)	(484,167)
JGC Corp.	(33,900)	(447,005)
Penta-Ocean Construction Co. Ltd.	(87,100)	(482,279)
		(1,457,813)
Consumer Finance — (0.6)%
SLM Corp.	(38,717)	(341,677)
Diversified Consumer Services — (0.7)%
Laureate Education, Inc., Class A	(25,649)	(425,132)
Diversified Financial Services — (0.3)%
Berkshire Hathaway, Inc., Class B	(929)	(193,251)

Diversified Telecommunication Services — (0.8)%
Iliad SA	(5,037)	(473,025)
Electric Utilities — (3.1)%
Alliant Energy Corp.	(9,524)	(513,629)
Duke Energy Corp.	(4,874)	(467,222)
Entergy Corp.	(1,513)	(177,566)
Eversource Energy	(5,182)	(442,905)
SSE plc	(12,991)	(199,040)
		(1,800,362)
Electrical Equipment — (1.3)%
EnerSys	(6,710)	(442,458)
Prysmian SpA	(14,143)	(303,979)
		(746,437)
Electronic Equipment, Instruments and Components — (2.8)%
Amphenol Corp., Class A	(5,017)	(484,140)
Arrow Electronics, Inc.	(2,595)	(193,535)
AVX Corp.	(9,078)	(137,986)
IPG Photonics Corp.	(3,778)	(512,297)
TDK Corp.	(3,800)	(343,492)
		(1,671,450)
Entertainment — (1.6)%
Madison Square Garden Co. (The), Class A	(1,197)	(315,433)
Netflix, Inc.	(790)	(211,420)
Walt Disney Co. (The)	(3,339)	(435,139)
		(961,992)
Equity Real Estate Investment Trusts (REITs) — (4.1)%
Alexandria Real Estate Equities, Inc.	(3,584)	(552,079)
Crown Castle International Corp.	(1,012)	(140,678)
CyrusOne, Inc.	(7,363)	(582,413)
Liberty Property Trust	(10,332)	(530,342)
Pebblebrook Hotel Trust	(2,117)	(58,895)
PotlatchDeltic Corp.	(12,654)	(519,890)
		(2,384,297)
Food Products — (4.2)%
Archer-Daniels-Midland Co.	(12,262)	(503,600)
Conagra Brands, Inc.	(14,668)	(450,014)
Darling Ingredients, Inc.	(22,638)	(433,065)
Hain Celestial Group, Inc. (The)	(21,422)	(460,037)
NH Foods Ltd.	(6,600)	(265,412)
Seaboard Corp.	(86)	(376,250)
		(2,488,378)
Gas Utilities — (1.0)%
New Jersey Resources Corp.	(2,882)	(130,324)
South Jersey Industries, Inc.	(14,511)	(477,557)
		(607,881)
Health Care Equipment and Supplies — (4.0)%
Avanos Medical, Inc.	(12,401)	(464,541)
Boston Scientific Corp.	(11,896)	(484,048)
Cantel Medical Corp.	(5,957)	(445,584)

Merit Medical Systems, Inc.	(1,275)	(38,837)
Neogen Corp.	(6,509)	(443,328)
Wright Medical Group NV	(21,465)	(442,823)
		(2,319,161)
Health Care Providers and Services — (1.1)%
Acadia Healthcare Co., Inc.	(8,793)	(273,286)
Cigna Corp.	(2,320)	(352,153)
		(625,439)
Hotels, Restaurants and Leisure — (4.0)%
Accor SA	(931)	(38,847)
Churchill Downs, Inc.	(3,923)	(484,314)
Domino's Pizza, Inc.	(544)	(133,057)
Hyatt Hotels Corp., Class A	(5,659)	(416,898)
Marriott International, Inc., Class A	(3,748)	(466,139)
Marriott Vacations Worldwide Corp.	(3,861)	(400,038)
Wynn Resorts Ltd.	(3,953)	(429,770)
		(2,369,063)
Household Durables — (1.2)%
Leggett & Platt, Inc.	(11,892)	(486,859)
Mohawk Industries, Inc.	(1,775)	(220,224)
		(707,083)
Insurance — (2.2)%
Beazley plc	(41,722)	(319,077)
Enstar Group Ltd.	(2,755)	(523,230)
Hiscox Ltd.	(22,029)	(449,614)
		(1,291,921)
Interactive Media and Services — (0.4)%
Zillow Group, Inc., Class C	(8,293)	(247,297)
Internet and Direct Marketing Retail — (0.8)%
Delivery Hero SE	(2,398)	(106,524)
Wayfair, Inc., Class A	(3,050)	(341,966)
		(448,490)
IT Services — (2.4)%
CoreLogic, Inc.	(6,274)	(290,298)
GMO internet, Inc.	(27,200)	(470,388)
Paychex, Inc.	(3,539)	(292,923)
Twilio, Inc., Class A	(3,337)	(366,937)
		(1,420,546)
Life Sciences Tools and Services — (0.6)%
Charles River Laboratories International, Inc.	(2,652)	(351,045)
Machinery — (4.5)%
CNH Industrial NV	(33,770)	(342,766)
Deere & Co.	(3,297)	(556,138)
Donaldson Co., Inc.	(9,192)	(478,719)
Interpump Group SpA	(16,375)	(517,543)
Kennametal, Inc.	(6,857)	(210,784)
Terex Corp.	(10,539)	(273,698)
Wabtec Corp.	(3,963)	(284,781)
		(2,664,429)

Media — (0.3)%
New York Times Co. (The), Class A	(6,536)	(186,145)
Metals and Mining — (1.8)%
Aurubis AG	(7,955)	(354,479)
Pan American Silver Corp.	(22,461)	(352,188)
thyssenkrupp AG	(23,390)	(324,137)
		(1,030,804)
Mortgage Real Estate Investment Trusts (REITs) — (2.0)%
AGNC Investment Corp.	(24,635)	(396,377)
Annaly Capital Management, Inc.	(31,305)	(275,484)
New Residential Investment Corp.	(31,865)	(499,643)
		(1,171,504)
Multi-Utilities — (2.4)%
Consolidated Edison, Inc.	(4,666)	(440,797)
NiSource, Inc.	(14,791)	(442,546)
Sempra Energy	(3,416)	(504,236)
		(1,387,579)
Multiline Retail — (0.1)%
Macy's, Inc.	(5,255)	(81,663)
Oil, Gas and Consumable Fuels — (5.0)%
Cheniere Energy, Inc.	(6,345)	(400,116)
Concho Resources, Inc.	(1,643)	(111,560)
Diamondback Energy, Inc.	(4,024)	(361,798)
Exxon Mobil Corp.	(6,299)	(444,772)
Matador Resources Co.	(14,747)	(243,768)
Noble Energy, Inc.	(18,291)	(410,816)
Targa Resources Corp.	(13,379)	(537,434)
Williams Cos., Inc. (The)	(18,355)	(441,621)
		(2,951,885)
Pharmaceuticals — (1.0)%
Catalent, Inc.	(3,273)	(155,991)
MyoKardia, Inc.	(2,892)	(150,818)
Reata Pharmaceuticals, Inc., Class A	(1,666)	(133,763)
Zogenix, Inc.	(3,134)	(125,485)
		(566,057)
Professional Services — (0.6)%
ManpowerGroup, Inc.	(3,832)	(322,808)
Real Estate Management and Development — (1.7)%
Howard Hughes Corp. (The)	(3,502)	(453,859)
Kennedy-Wilson Holdings, Inc.	(25,432)	(557,470)
		(1,011,329)
Road and Rail — (0.7)%
JB Hunt Transport Services, Inc.	(2,247)	(248,630)
Ryder System, Inc.	(2,997)	(155,155)
		(403,785)
Semiconductors and Semiconductor Equipment — (3.2)%
Brooks Automation, Inc.	(11,033)	(408,552)
Cabot Microelectronics Corp.	(3,644)	(514,569)
First Solar, Inc.	(7,156)	(415,120)

SCREEN Holdings Co. Ltd.	(8,900)	(531,186)
		(1,869,427)
Software — (2.7)%
2U, Inc.	(14,252)	(232,023)
8x8, Inc.	(19,215)	(398,135)
Envestnet, Inc.	(7,855)	(445,378)
LivePerson, Inc.	(13,697)	(488,983)
		(1,564,519)
Specialty Retail — (2.9)%
Floor & Decor Holdings, Inc., Class A	(7,472)	(382,193)
Gap, Inc. (The)	(28,507)	(494,881)
Penske Automotive Group, Inc.	(7,067)	(334,128)
Tiffany & Co.	(5,208)	(482,417)
		(1,693,619)
Textiles, Apparel and Luxury Goods — (0.6)%
VF Corp.	(3,711)	(330,242)
Thrifts and Mortgage Finance — (1.0)%
TFS Financial Corp.	(32,030)	(577,181)
Trading Companies and Distributors — (2.2)%
AerCap Holdings NV	(8,000)	(438,000)
Air Lease Corp.	(7,805)	(326,405)
GATX Corp.	(5,643)	(437,502)
Univar Solutions, Inc.	(2,980)	(61,865)
		(1,263,772)
Water Utilities — (1.7)%
American Water Works Co., Inc.	(4,272)	(530,711)
Aqua America, Inc.	(10,869)	(487,257)
		(1,017,968)
Wireless Telecommunication Services — (0.7)%
Sprint Corp.	(69,396)	(428,173)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $54,149,047)		(54,927,241)
OTHER ASSETS AND LIABILITIES(3) — 95.4%		56,049,826
TOTAL NET ASSETS — 100.0%		$58,714,353

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $12,561,203.

(2)	Non-income producing.

(3)	Amount relates primarily to deposits for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Automobiles	—	98,830	—
Chemicals	991,201	172,356	—
Electric Utilities	940,755	461,690	—
Food Products	1,499,661	66,003	—
Gas Utilities	—	443,645	—
Health Care Equipment and Supplies	1,591,907	204,092	—
Health Care Technology	743,476	98,357	—
Household Durables	—	630,320	—
Independent Power and Renewable Electricity Producers	542,124	443,265	—
Insurance	1,607,420	420,771	—
Machinery	1,121,492	545,002	—
Media	—	639,887	—
Metals and Mining	838,014	1,402,686	—
Multi-Utilities	—	474,602	—
Oil, Gas and Consumable Fuels	1,104,672	1,333,492	—
Pharmaceuticals	322,094	608,977	—
Professional Services	980,304	476,642	—
Semiconductors and Semiconductor Equipment	1,717,737	472,435	—
Specialty Retail	1,137,596	475,910	—
Technology Hardware, Storage and Peripherals	—	108,525	—
Other Industries	30,507,206	—	—
Temporary Cash Investments	89,819	2,278,803	—
	45,735,478	11,856,290	—
Liabilities
Securities Sold Short
Common Stocks
Airlines	61,168	472,259	—
Chemicals	950,437	575,158	—
Construction and Engineering	528,529	929,284	—
Diversified Telecommunication Services	—	473,025	—
Electric Utilities	1,601,322	199,040	—
Electrical Equipment	442,458	303,979	—
Electronic Equipment, Instruments and Components	1,327,958	343,492	—
Food Products	2,222,966	265,412	—
Hotels, Restaurants and Leisure	2,330,216	38,847	—
Insurance	523,230	768,691	—
Internet and Direct Marketing Retail	341,966	106,524	—
IT Services	950,158	470,388	—
Machinery	2,146,886	517,543	—
Metals and Mining	352,188	678,616	—
Semiconductors and Semiconductor Equipment	1,338,241	531,186	—
Other Industries	33,136,074	—	—
	48,253,797	6,673,444	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.